Acquisition (Narrative) (Details) - USD ($) $ in Millions				3 Months Ended			12 Months Ended
	Jul. 01, 2024	Jun. 01, 2023	Feb. 24, 2022	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Business Combination, Consideration Transferred						$ 181
Payments to Noncontrolling Interests				$ 47			$ 0	$ 95	$ 0
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				30.00%	70.00%
Sale of Stock, Percentage of Ownership after Transaction			58.00%
Payments to Acquire Businesses, Gross					$ 48
Sale of Brazil tissue assets
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Proceeds from Divestiture of Businesses		$ 212
Divesture Base Purchase Price		175
Closing Date Adjustment		37
Sale of K-C Professional - Personal protective equipment business
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Proceeds from Divestiture of Businesses	$ 635
Closing Date Adjustment	5
Costs Related to Divestiture	14
Divestiture Base Purchase Price	640
Before Tax | Sale of Brazil tissue assets
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Gain (Loss) on Disposition of Business		74
Costs Related to Divestiture		30
Divestiture Net Benefit		44
Before Tax | Sale of K-C Professional - Personal protective equipment business
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Gain (Loss) on Disposition of Business	566
After Tax | Sale of Brazil tissue assets
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Divestiture Net Benefit		$ 26
After Tax | Sale of K-C Professional - Personal protective equipment business
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Gain (Loss) on Disposition of Business	$ 453